Average Annual Total Returns		12 Months Ended	13 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Global Markets All Cap USD Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS Global Markets All Cap USD Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		22.52%	17.18%
Efficient Market Portfolio Plus ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.97%	14.61%
Performance Inception Date	Dec. 11, 2024
Efficient Market Portfolio Plus ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.63%	14.18%
Efficient Market Portfolio Plus ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		8.93%	11.00%